UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Special Opportunities Fund, Inc.
Portfolio of Investments
March 31, 2014 (Unaudited)

INVESTMENT COMPANIES - 73.91%	Shares	Fair Value
Closed-End Funds - 62.67%
Aberdeen Israel Fund, Inc.	42,490	$774,593
Adams Express Co. (k)	351,652	4,564,443
Advance Developing Markets Fund Ltd. (a)(h)	215,538	1,451,700
Advent/Claymore Enhanced Growth & Income Fund	57,809	589,016
AllianceBernstein Income Fund, Inc.	431,754	3,169,074
American Select Portfolio, Inc.	126,285	1,254,641
American Strategic Income Portfolio II	229,651	1,908,400
American Strategic Income Portfolio III	562,207	3,997,292
ARC Capital Holdings Ltd. (h)	561,405	314,387
Bancroft Fund, Ltd.	79,335	1,550,999
Blackrock Latin American Investment Trust Plc (h)	80,000	563,160
Boulder Growth & Income Fund, Inc.	428,406	3,482,941
Boulder Total Return Fund, Inc.	184,149	4,480,345
Brookfield Global Listed Infrastructure Income Fund, Inc.	5,104	109,124
Central Europe, Russia, & Turkey Fund, Inc.	11,314	297,218
Central Securities Corp.	123,123	2,754,262
Clough Global Allocation Fund	35,635	540,939
Clough Global Equity Fund	151,644	2,338,350
Delaware Investments Dividend & Income Fund, Inc.	24,263	232,197
DPF India Opportunities Fund (h)	428,305	1,499,358
DWS Global High Income Fund, Inc.	35,876	291,672
DWS High Income Opportunities Fund, Inc.	168,109	2,456,073
DWS RREEF Real Estate Fund II, Inc. (a)(c)(f)(g)	201,612	72,580
DWS RREEF Real Estate Fund, Inc. (a)(c)(f)(g)	126,913	27,921
Eaton Vance Risk-Managed Diversified Equity Income Fund	930,027	10,509,305
Ellsworth Fund Ltd.	55,094	473,808
First Opportunity Fund, Inc.	279,106	2,601,268
Gabelli Global Utility & Income Trust	6,852	136,286
General American Investors Co., Inc.	207,718	7,317,905
Helios Strategic Income Fund, Inc.	177,906	1,206,203
The India Fund, Inc.	79,347	1,828,155
INVESCO Asia Trust Plc (h)	157,367	417,141
JP Morgan Asian Investment Trust Plc (h)	28,426	94,306
Juridica Investments Ltd. (h)	495,258	1,079,788
Kubera Cross-Border Fund Ltd. (h)	380,604	114,562
Liberty All-Star Equity Fund	1,751,775	10,300,437
LMP Real Estate Income Fund, Inc.	23,708	256,046
Madison Strategic Sector Premium Fund	55,945	681,410
Marwyn Value Investors Ltd. (h)	160,023	593,587
MFS InterMarket Income Trust I	69,352	577,009
Millennium India Acquisition Co., Inc. (a)	34,036	31,994
Montgomery Street Income Securities, Inc.	4,705	75,703
Nuveen Multi-Currency Short-Term Government Income Fund	167,971	1,762,016
Pacific Alliance Asia Opportunities Fund Ltd. (a)(h)	313,541	442,093
Royce Micro-Cap Trust, Inc.	372,346	4,557,515
Royce Value Trust, Inc.	237,206	3,731,250
Swiss Helvetia Fund, Inc.	445,495	6,406,218
Terra Catalyst Fund (a)(h)	23,071	24,328
The Thai Fund, Inc.	59,106	640,118
Tri-Continental Corp.	387,319	7,777,366
Virtus Total Return Fund	243,515	1,076,336
Western Asset Inflation Management Fund, Inc.	211,288	3,773,604
The Zweig Total Return Fund, Inc.	334,970	4,709,678
		111,916,120
Closed-End Funds - Preferred Shares - 1.33%
Oxford Lane Capital Corp., Series 2017	91,072	2,369,693

Auction Rate Preferred Securities - 1.40% (b)(c)(f)
BlackRock California Municipal 2018 Term Trust - Series M7, 0.164%	9	213,750
BlackRock Municipal 2018 Term Trust - Series W7, 0.197%	44	1,045,000
Putnam Managed Municipal Income Trust - Series C	6	225,000
Putnam Municipal Opportunities Trust - Series C	6	112,500
Western Asset Premier Bond Fund - Series M, 0.120%	46	914,250
		2,510,500
Business Development Company - 6.29%
Equus Total Return, Inc. (a)	106,919	205,284
Firsthand Technology Value Fund, Inc.	272,130	5,809,975
Keating Capital, Inc.	58,823	359,409
MVC Capital, Inc.	358,872	4,862,716
		11,237,384
Business Development Company - Preferred Shares - 2.22%
MVC Capital, Inc.	155,757	3,960,900
Total Investment Companies (Cost $113,997,273)		131,994,597

PREFERRED STOCKS - 3.52%
Capital Markets - 0.15%
Ladenburg Thalman Financial Services, Inc.	11,779	265,617
Marine - 0.03%
Box Ships, Inc. (h)	2,474	58,881
Oil, Gas & Consumable Fuels - 0.13%
Miller Energy Resources, Inc.	9,316	225,634
Real Estate Investment Trusts - 3.21%
Preferred Apartment Communities, Inc. (a)(c)(f)	6,083	5,742,291
Total Preferred Stocks (Cost $6,243,880)		6,292,423

COMMON STOCKS - 15.06%
Health Care Providers & Services - 0.00%
Healthcare Corp. of America (Acquired 10/24/2012, Cost $0) (a)(c)(j)	10,000	3,075
Insurance - 2.01%
Stewart Information Services Corp.	102,260	3,592,394
IT Services - 0.06%
JetPay Corp. (a)	39,596	96,614
Life Insurance - 1.87%
Imperial Holdings, Inc. (a)	581,622	3,344,326
Real Estate - 0.18%
Gyrodyne Dividend Notes (c)	10,914	106,957
Gyrodyne Special Distribution LLC (c)	10,914	203,328
		310,285
Real Estate Investment Trusts - 1.54%
Anworth Mortgage Asset Corp.	169,042	838,448
Gladstone Land Corp.	2,582	36,510
Independence Realty Trust, Inc.	114,442	1,019,678
Orchid Island Capital, Inc.	35,699	424,104
Preferred Apartment Communities, Inc.	45,485	366,382
Wheeler Real Estate Investment Trust, Inc.	15,717	72,141
		2,757,263
Software - 0.14%
Single Touch Systems, Inc. (a)	623,270	246,192
Special Purpose Acquisition Vehicle - 9.26% (a)
Aquasition Corp. (h)(i)	400,000	4,084,000
Capitol Acquisition Corp. II	155,122	1,527,952
Chart Acquisition Corp.	124,265	1,235,194
CIS Acquisition Ltd. (h)	144,147	1,470,299
Collabrium Japan Acquisition Corp. (h)	208,234	2,155,222
Global Defense & National Security Systems, Inc.	142,712	1,444,246
Hennessy Capital Acquisition Corp. (a)	65,223	656,143
Infinity Cross Border Acquisition Corp.	49,689	396,021
Levy Acquisition Corp.	37,874	382,527
MergeWorthRx Corp.	23,185	187,103
Quartet Merger Corp.	132,553	1,344,087
Quinpario Acquisition Corp.	91,455	996,860
ROI Acquisition Corp. II	57,484	571,966
Silver Eagle Acquisition Corp.	9,016	87,095
		16,538,715
Total Common Stocks (Cost $24,596,763)		26,888,864

	Principal
	Amount
CORPORATE BONDS - 0.32% (b)
Washington Mutual Inc.
0.000%, 09/17/2012 (c)(d)(f)	$3,000,000	75,000
JC Penney Corp., Inc.
6.375%, 10/15/2036	650,000	495,625
Total Corporate Bonds (Cost $461,786)		570,625

PROMISSORY NOTES - 1.25% (b)(c)(f)
Symbios Holdings, Inc.
15.00%, 06/16/2014	450,000	0
UBPS Secured Convertible Promissory Note
12.000%, 12/28/2014	234,000	234,000
Wheeler Real Estate Investment Trust, Inc. Convertible
9.000%, 12/15/2018 (Acquired 12/16/2013, Cost $1,200,000) (j)	1,200,000	1,200,000
Wheeler Real Estate Investment Trust, Inc. Non-Convertible
9.000%, 12/15/2015 (Acquired 12/16/2013, Cost $800,000) (j)	800,000	800,000
Total Promissory Notes (Cost $2,684,000)		2,234,000

CONVERTIBLE BONDS - 1.75% (b)
Imperial Holdings, Inc.
8.500%, 02/15/2019	2,941,000	3,119,298
Total Convertible Bonds (Cost $2,941,000)		3,119,298

	Shares
WARRANTS - 0.58% (a)
Aquasition Corp.
Expiration: January 2018	400,000	104,000
Exercise Price: $11.50 (h)
Arabella Exploration, Inc.
Expiration: December 2016	46,598	48,928
Exercise Price: $5.00 (h)
Capitol Acquisition Corp. II
Expiration: May 2016	77,561	31,800
Exercise Price: $11.50
Chart Acquisition Corp.
Expiration: December 2017	124,265	65,860
Exercise Price: $11.50
CIS Acquisition Ltd. - Class A
Expiration: December 2017	144,147	28,829
Exercise Price: $10.00 (h)
Collabrium Japan Acquisition Corp.
Expiration: December 2017	208,234	29,986
Exercise Price: $11.50 (h)
EvryWare Global, Inc.
Expiration: May 2018	48,370	16,929
Exercise Price: $6.00
Healthcare Corp. of America
Expiration: November 2016	33,753	3,713
Exercise Price: $7.50
Expiration: July 2018	5,000	413
Exercise Price: $11.50 (Acquired 10/24/2012, Cost $0) (c)(j)
Hemisphere Media Group, Inc.
Expiration: April 2018	166,726	195,069
Exercise Price: $6.00
Infinity Cross Border Acquisition Corp.
Expiration: July 2016	301,149	210,804
Exercise Price: $7.00
Integrated Drilling Equipment Holdings Corp.
Expiration: December 2017	205,929	6,178
Exercise Price: $11.50
Net Element, Inc.
Expiration: October 2017	191,697	19,170
Exercise Price: $7.50
Preferred Apartment Communities
Expiration: March 2017	6,083	61
Exercise Price: $9.00 (c)(f)
Pingtan Marine Enterprise Ltd.
Expiration: February 2018	52,798	10,560
Exercise Price: $12.00 (h)
Prime Acquisition Corp.
Expiration: March 2018	50,142	13,538
Exercise Price: $5.00 (h)
RLJ Entertainment, Inc.
Expiration: October 2017	436,744	109,186
Exercise Price: $12.00
Silver Eagle Acquisition Corp.
Expiration: July 2018	9,016	6,041
Exercise Price: $11.50
Tecnoglass, Inc.
Expiration: December 2016	47,914	136,555
Exercise Price: $8.00 (h)
Wheeler Real Estate Investment Trust, Inc.
Expiration: December 2018	84,211	0
Exercise Price: $4.75 (c)(f)
Total Warrants (Cost $853,715)		1,037,620

MONEY MARKET FUNDS - 3.54%
Fidelity Institutional Government Portfolio - Class I, 0.010% (e)	3,162,524	3,162,524
Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.010% (e)	3,162,949	3,162,949
Total Money Market Funds (Cost $6,325,473)		6,325,473

Total Investments (Cost $158,103,890) - 99.93%		178,462,900
Other Assets in Excess of Liabilities - 0.07%		127,411
TOTAL NET ASSETS - 100.00%		$178,590,311

Percenatge are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rates shown represent the rates at March 31, 2014.
(c)	Fair valued securities. The total market value of these securities was $10,976,126, representing 6.15% of net assets.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	The rate shown represents the 7-day yield at March 31, 2014.
(f)	Illiquid security. The total market value of these securities was $10,662,353, representing 5.97% of net assets.
(g)	Security undergoing full liquidation with all proceeds paid out to shareholders.
(h)	Foreign-issued security.
(i)	Affiliated security.
(j)	Restricted security.
(k)	All or a portion of this security is pledged as collateral for securities sold short.

Schedule of Securities Sold Short
March 31, 2014 (Unaudited)
	Shares	Value
First American Financial Corp.	60,913	$1,617,240
Total Securities Sold Short (Proceeds $1,606,030)		$1,617,240

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. The auction rate preferred securities and the structured life settlement notes are valued at cost, unless other observable market events occur. The purchase price, or cost, of these securities is arrived at through an arms length transaction between a willing buyer and seller in the secondary market and is indicative of the value on the secondary market. Current transactions in similar securities in the marketplace are evaluated. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, which, among other things, clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The significant unobservable inputs used in fair value measurement of the Fund’s investment companies, corporate bonds, promissory notes, and structured finance notes are (1) cost and (2) indicative bids or price ranges from dealers, brokers, or market makers. Significant changes in any of these inputs in isolation may result in a change in higher fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

At each regular quarterly Board meeting, the Adviser delivers a written report (the “Quarterly Report”) to the Board regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Board reviews the Quarterly Report and discusses the valuation of the fair valued securities.

The Valuation Committee reviews all Quarterly Reports and any other interim reports, and reviews and approves the valuation of all fair valued securities. This review includes a review and discussion of an updated fair valuation summary with appropriate levels of representatives of the Adviser’s management.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 (Unaudited) in valuing the Fund's investments:

	Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs Investments (Level 2)*	Unobservable Inputs (Level 3) ***	Total

Investment Companies	$129,244,707	$138,889	$2,611,001	$131,994,597
Preferred Stocks	550,132	-	5,742,291	6,292,423
Common Stocks
Health Care Providers & Services	-	-	3,075	3,075
Insurance	3,592,394	-	-	3,592,394
IT Services	96,614	-	-	96,614
Life Insurance	3,344,326	-	-	3,344,326
Real Estate	-	-	310,285	310,285
Real Estate Investments Trusts	2,757,263	-	-	2,757,263
Software	246,192	-	-	246,192
Special Purpose Acquisition Vehicle	10,138,252	6,400,463	-	16,538,715
Corporate Bonds	-	495,625	75,000	570,625
Promissory Notes	-	-	2,234,000	2,234,000
Convertible Bonds	-	3,119,298	-	3,119,298
Warrants	183,791	853,355	474	1,037,620
Money Market Funds	6,325,473	-	-	6,325,473
Total	$156,479,144	$11,007,630	$10,976,126	$178,462,900

Liabilities:
Securities Sold Short	$1,617,240	$-	$-	$1,617,240

* Transfers between Levels are recognized at the end of the reporting period.

** Transfers between Level 1 and Level 2 securities as of March 31, 2014 resulted from securities priced previously with an official close price (Level 1 securities) or on days where there is not an official close price the bid price is used (Level 2 securities).

Transfers as of March 31, 2014 are summarized in the table below:

Transfers into Level 1	$5,364,173
Transfers out of Level 1	2,077,096
Net transfers in and/or out of Level 1	$3,287,077

Transfers into Level 2	$2,077,096
Transfers out of Level 2	5,364,173
Net transfers in and/or out of Level 2	$(3,287,077)

***The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Balance as of 12/31/2013	Acquisitions	Dispositions	Realized Gain	Change in unrealized appreciation (depreciation)	Transfers into Level 3	Balance as of 3/31/2014
Closed End Funds	$100,501	$-	$-	$-	$-	$-	$100,501
Auction Rate Preferred Securities	5,186,250	-	(3,025,000)	474,812	(125,562)	-	2,510,500
Preferred Stock	5,721,001	-	-	-	21,290	-	5,742,291
Common Stock	261,236	-	-	-	52,124	-	313,360
Corporate Bonds	75,000	-	-	-	-	-	75,000
Promissory Notes	2,234,000	-	-	-	-	-	2,234,000
Warrants	173	-	-	-	301	-	474
	$13,578,161	$-	$(3,025,000)	$474,812	$(51,847)	$-	$10,976,126

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2014:

	Fair Value March 31, 2014	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Closed End Funds	$100,501	Market Assessment and Company-Specific Information	Discount to Last Reported Net Asset Value	Decrease
Auction Rate Preferred Securities	2,510,500	Market Comparables/Cost	Comparability Adjustments/ Broker Indications/ Company Announcements	Increase
Preferred Stock	5,742,291	Amortized Cost	Market Assessments/ Financial Assessments	Increase
Common Stock	313,360	Market Transactions Approach	Discount to Market Price for Share Restrictions	Decrease
Corporate Bonds	75,000	Market Transactions Approach	Single Broker Quote	Increase
Promissory Notes	2,234,000	Cost and Market Assessment	Terms of the Note/ Financial Assessments/ Company Announcements	Increase
Warrants	474	Market Transactions Approach	Discount to Market Price for Share Restrictions	Decrease

(1)
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities.  Management has determined that market participants would take these inputs into account when valuing the investments.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$158,103,890
Gross unrealized appreciation on investments	22,415,360
Gross unrealized depreciation on investments	(2,056,350)
Gross unrealized depreciation on short sales	(11,210)
Net unrealized appreciation	$20,347,800

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Special Opportunities Fund

The fair value of derivative instruments as reported within this Schedule of Investments as of March 31, 2014:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$1,037,620

The effect of derivative instruments on income for the period ended March 31, 2014:

	Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain	$102,401
	on Investments

	Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized	$53,555
	appreciation of investments

The following issuer is affiliated with the Fund; that is, the Fund held 5% or more of the outstanding Voting shares during the period ended December 31, 2013 through March 31, 2014.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

Issuer Name	Share Balance at Dec. 31, 2013	Additions	Reductions	Share Balance at March 31, 2014	Realized Gain	Dividend Income	Value at March 31, 2014	Acquisition Cost
Aquasition Corp.*	400,000	-	-	400,000	-	-	4,084,000	3,915,747

* Aquasition Corp. is a Special Purpose Acquisition Company (SPAC). A SPAC is a publicly-traded buyout company that raises money in order to pursue the acquisition of an existing company.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Special Opportunities Fund, Inc.

By (Signature and Title) /s/ Andrew Dakos
 Andrew Dakos, President

Date  May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Andrew Dakos
 Andrew Dakos, President

Date  May 21, 2014

By (Signature and Title) /s/ Thomas Antonucci
 Thomas Antonucci, Chief Financial Officer

Date  May 21, 2014